Establishment and Operations - Summary of Consolidated Subsidiaries (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2022
Viapool Inc
Disclosure of subsidiaries [line items]
Percentage of Legal ownership	51.00%
Door2Door GmbH
Disclosure of subsidiaries [line items]
Percentage of Legal ownership	100.00%
Swvl Germany GmbH (formerly "Blitz B22-203 GmbH")
Disclosure of subsidiaries [line items]
Percentage of Legal ownership	100.00%
Volt Lines B.V.
Disclosure of subsidiaries [line items]
Percentage of Legal ownership	100.00%